Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Marketable securities held in trust account		$ 15,196
Trade and other receivables	2,420	4,670		4,625		4,502
Other current financial assets	564	629		1,213		928
Cash and cash equivalents	2,509	2,604	$ 5,307	7,312		11,926	$ 19,812
Total financial assets current	5,493	629		1,213
Non-current
Non-current financial assets	425	472		480
Total financial assets	5,918	23,571		13,630
Financial liabilities Current
Trade and other payables, excluding deferred government grants	11,932	19,579		11,292	[1]
Loan from shareholders	532
Interest-bearing loans and borrowings	30,343	42,147		29,808		22,598
Advances from customers
Total financial current liabilities	42,807	61,726		41,100
Non-current
Interest bearing loans and borrowings	16,993	17,216		28,735		26,606
Loan from shareholders	532	15,188
Convertible preference shares				56,854		123,468
Trade and other payables, excluding deferred government grants	275	282		225
Contingent settlement provision				307		$ 237
Total financial liabilities	60,075	94,412		127,221	[1]
Financial liabilities at fair value through profit or loss [Member]
Financial assets
Marketable securities held in trust account
Trade and other receivables
Other current financial assets
Cash and cash equivalents
Total financial assets current
Non-current
Non-current financial assets
Total financial assets
Financial liabilities Current
Trade and other payables, excluding deferred government grants
Loan from shareholders
Interest-bearing loans and borrowings
Total financial current liabilities
Non-current
Interest bearing loans and borrowings
Loan from shareholders
Convertible preference shares				56,854
Trade and other payables, excluding deferred government grants
Contingent settlement provision
Total financial liabilities				56,854
Other financial liabilities at amortized cost [Member]
Financial assets
Marketable securities held in trust account
Trade and other receivables
Other current financial assets
Cash and cash equivalents
Total financial assets current
Non-current
Non-current financial assets
Total financial assets
Financial liabilities Current
Trade and other payables, excluding deferred government grants	11,932	19,579		11,292
Loan from shareholders	532
Interest-bearing loans and borrowings	30,343	42,147		29,808
Total financial current liabilities	42,807	61,726		41,100
Non-current
Interest bearing loans and borrowings	16,993	17,216		28,735
Loan from shareholders		15,188
Convertible preference shares
Trade and other payables, excluding deferred government grants	275	282		225
Contingent settlement provision				307
Total financial liabilities	60,075	94,412		$ 70,367
Amortized Costs [Member]
Financial assets
Marketable securities held in trust account		15,196
Trade and other receivables	2,420	4,670
Other current financial assets	564	629
Cash and cash equivalents	2,509	2,604
Total financial assets current	5,493	23,099
Non-current
Non-current financial assets	425	472
Total financial assets	5,918	23,571
Financial liabilities Current
Trade and other payables, excluding deferred government grants
Loan from shareholders
Interest-bearing loans and borrowings
Total financial current liabilities
Non-current
Interest bearing loans and borrowings
Loan from shareholders
Trade and other payables, excluding deferred government grants
Total financial liabilities

[1]	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.